Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Property, Plant and Equipment

	2022	2021	2020
Net book value of property, plant and equipment	18,261	16,777	17,325
Provision for obsolescence of materials and equipment	(151)	(123)	(134)
Provision for impairment of property, plant and equipment	(600)	(651)	(778)

	17,510	16,003	16,413

Summary of Changes in Property, Plant and Equipment
Changes in Group’s prop
e
rty, plant and equipment for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,291	44,967		7,905	452	1,044	3,254	190	686	1,173	747	781	62,490
Accumulated depreciation	611	35,551		4,382	300	-	-	-	587	740	400	569	43,140

Balance as of December 31, 2019	680	9,416	(1)	3,523	152	1,044	3,254	190	99	433	347	212	19,350

Cost
Increases	2	(157)	(4)	26	1	471	956	2	1	-	19	4	1,325	(6)
Translation effect	(50)	-		-	(12)	(7)	(35)	-	(6)	-	(216)	(47)	(373)
Adjustment for inflation (5)	44	-		-	10	5	30	-	7	-	192	41	329
Decreases, reclassifications and other movements	(5)	1,344		197	4	(445)	(1,542)	(145)	60	92	21	(6)	(425)	(3)	(7)	(8)

Accumulated depreciation
Increases	28	2,467	(4)	384	24	-	-	-	57	62	15	24	3,061
Translation effect	(24)	-		-	(7)	-	-	-	(7)	-	(115)	(34)	(187)
Adjustment for inflation (5)	22	-		-	6	-	-	-	6	-	103	29	166
Decreases, reclassifications and other movements	(21)	(121)		-	(5)	-	-	-	(2)	-	(3)	(7)	(159)	(3)	(7)	(8)

Cost	1,282	46,154		8,128	455	1,068	2,663	47	748	1,265	763	773	63,346
Accumulated depreciation	616	37,897		4,766	318	-	-	-	641	802	400	581	46,021

Balance as of December 31, 2020	666	8,257	(1)	3,362	137	1,068	2,663	47	107	463	363	192	17,325

Cost
Increases	7	38	(4)	51	6	618	1,913	22	1	-	-	10	2,666	(6)
Translation effect	(28)	-		-	(7)	(3)	(22)	-	(5)	-	(138)	(29)	(232)
Adjustment for inflation (5)	68	-		-	17	7	50	-	10	-	318	65	535
Decreases, reclassifications and other movements	14	1,565	(9)	148	19	(632)	(1,785)	(27)	53	54	52	44	(495)	(3)

Accumulated depreciation
Increases	26	2,468	(4)	356	22	-	-	-	55	67	19	28	3,041
Translation effect	(15)	-		-	(5)	-	-	-	(4)	-	(72)	(22)	(118)
Adjustment for inflation (5)	35	-		-	11	-	-	-	9	-	167	49	271
Decreases, reclassifications and other movements	(6)	(149)	(9)	(1)	(9)	-	-	-	-	-	(5)	(2)	(172)	(3)

Cost	1,343	47,757		8,327	490	1,058	2,819	42	807	1,319	995	863	65,820
Accumulated depreciation	656	40,216		5,121	337	-	-	-	701	869	509	634	49,043

Balance as of December 31, 2021	687	7,541	(1)	3,206	153	1,058	2,819	42	106	450	486	229	16,777

	Land and buildings	Mining property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress		Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Other property	Total
Cost	1,343	47,757		8,327	490	1,058	2,819	42		807	1,319	995	863	65,820
Accumulated depreciation	656	40,216		5,121	337	-	-	-		701	869	509	634	49,043

Balance as of December 31, 2021	687	7,541	(1)	3,206	153	1,058	2,819	42		106	450	486	229	16,777

Cost
Increases	1	278	(4)	69	9	944	3,080	43		1	-	-	34	4,459	(6)
Translation effect	(86)	-		-	(23)	(9)	(28)	-		(14)	-	(418)	(104)	(682)
Adjustment for inflation (5)	111	-		-	31	12	36	-		18	-	547	134	889
Decreases, reclassifications and other movements	26	2,052		281	21	(810)	(2,027)	(47)		20	24	35	3	(422)	(3)

Accumulated depreciation
Increases	29	2,123	(4)	374	25	-	-	-		56	67	19	31	2,724
Translation effect	(44)	-		-	(15)	-	-	-		(12)	-	(213)	(67)	(351)
Adjustment for inflation (5)	59	-		-	20	-	-	-		16	-	279	86	460
Decreases, reclassifications and other movements	-	(45)		(1)	(8)	-	-	-		-	(11)	(8)	-	(73)	(3)

Cost	1,395	50,087		8,677	528	1,195	3,880	38		832	1,343	1,159	930	70,064
Accumulated depreciation	700	42,294		5,494	359	-	-	-		761	925	586	684	51,803

Balance as of December 31, 2022	695	7,793	(1)	3,183	169	1,195	3,880	38	(2)	71	418	573	246	18,261

(1)	Includes 333, 356 and 414 of mineral property as of December 31, 2022, 2021 and 2020, respectively.
(2)
As of December 31, 2022, there are 23 exploratory wells in progress. During the year ended on such date, 17 wells were started, 7 wells were charged to exploratory expense and 6 well was transferred to properties with proven reserves in the “Mining property, wells and related equipment” account.

(3)	Includes 1, 1 and 16 of net book value charged to property, plant and equipment provisions for the years ended December 31, 2022, 2021 and 2020, respectively.
(4)	Includes 268, 32 and (166) corresponding to hydrocarbon wells abandonment costs and 19 and 149 of depreciation recovery for the years ended December 31, 2022 and 2020, respectively.
(5)	Corresponds to adjustments for inflation of opening balances of property, plant and equipment of subsidiaries with the Peso as functional currency which was charged to other comprehensive income.
(6)
Includes 44, 11 and 8 corresponding to short-term leases as of December 31, 2022, 2021 and 2020, respectively; includes 5, 7 and 24 corresponding to the variable charge of leases related to the underlying asset performance/use as of December 31, 2022, 2021 and 2020, respectively. Additionally, it includes 57, 44 and 54 corresponding to the depreciation capitalization of right-of-use assets as of December 31, 2022, 2021 and 2020 (see Note 9); and 14, 11 and 14 corresponding to capitalization of the financial accretion of the lease liability as of December 31, 2022, 2021 and 2020, respectively (see Note 20).

(7)	Includes 31 and 3 of cost and accumulated depreciation, respectively, corresponding to the disposal of the 11% interest of Bandurria Sur area. See Note 34.b).
(8)	Includes 32 and 26 of cost and accumulated depreciation, respectively, corresponding to the reclassification of assets held for disposal.
(9)	Includes 140 of cost and accumulated depreciation corresponding to the reversal of Loma de La Mina block. See Note 34.a).

Summary of Provision for Obsolescence of Materials and Equipment
Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Amount at beginning of year	123	134	111
Increases charged to profit or loss	30	6	23
Decreases charged to profit or loss	-	(16)	-
Applications due to utilization	(1)	(1)	-
Translation differences	(1)	-	-
Adjustment for inflation (1)	-	-	-

Amount at end of year	151	123	134

(1)
Corresponds to adjustment for inflation of opening balances of the provision for obsolescence of materials and equipment in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.

Summary of Provision for Impairment of Property, Plant and Equipment
Set forth below is the evolution of the provision for impairment of property, plant and equipment for 2022, 2021 and 2020:

	2022	2021	2020
Amount at beginning of year	651	778	1,360
Increases charged to profit or loss	123	97	822
Decreases charged to profit or loss	-	-	(787)
Applications due to utilization	-	-	(16)
Depreciation (1)	(173)	(225)	(601)
Translation differences	(5)	-	-
Adjustment for inflation (2)	4	2	-
Transfers and other movements	-	(1)	-

Amount at end of year	600	651	778

(1)	Included in “Depreciation of property, plant and equipment” line in Note 26.
(2)
Corresponds to adjustment for inflation of opening balances of the provision for impairment of property, plant and equipment in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.

Summary of Cost Evolution for Exploratory Wells in Evaluation Stage
Set forth below is the cost evolution for the exploratory wells in evaluation stage as of the years ended on December 31, 2022, 2021 and 2020:

	2022	2021	2020
Amount at beginning of year	19	30	141
Additions pending the determination of proved reserves	20	6	1
Decreases charged to exploration expenses	(3)	-	(16)
Reclassifications to mineral property, wells and related equipment with proved reserves	(21)	(17)	(96)

Amount at end of year	15	19	30